Condensed Consolidated Statements of Operations (Parenthetical 2)	Nov. 22, 2016 USD ($)
Statement of Cash Flows [Abstract]
Cash and cash equivalents	$ 3,377
Accounts payable	(54,036)
Convertible promissory note - related party	(405,103)
Reverse acquisition	$ (455,762)